CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Common stock, par value | (per share)	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000,000	5,000,000,000
Common stock, shares issued	1,580,693,413	1,525,693,393
Common stock, shares outstanding	1,580,693,413	1,525,693,393